UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-11

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2011

Date of reporting period:	3/31/2011

Item 1.  Schedule of Investments

VCA-11

Schedule of Investments

as of March 31, 2011 (Unaudited)

	Principal Amount (ooo)	Value
Short Term Investments - 99.9%
Certificates of Deposit - 14.3%
Bank of Nova Scotia (Scotiabank)(b)
0.323%, 7/6/2011	$500	$500,034
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.29%, 4/20/2011	300	300,000
Barclays US Funding Corp.(b)
0.330%, 8/8/2011	500	500,000
BNP Paribas NY
0.34%, 6/7/2011	500	500,000
0.464%, 9/21/2011(b)	400	400,000
Deutsche Bank Financial LLC
0.31%, 5/13/2011	1,000	1,000,000
Norinchukin BK NY.
0.34%, 4/4/2011	400	400,000
RaboBank Nederland NV NY(b)
0.346%, 9/13/2011	300	300,000
Royal Bank of Canada(b)
0.306%, 2/14/2012	500	500,000
Societe Generale, Inc.
0.37%, 5/9/2011	500	500,000
Sumitomo Mitsui Banking Corp./New York
0.31%, 4/14/2011	500	500,000
Svenska Handelsbanken AB
0.28%, 5/23/2011	500	500,004

		5,900,038

Commercial Paper - 37.4%
ABN AMRO Fundings USA LLC.144A
0.30%, 4/20/2011	500	499,921
Bank of America, NA
0.21%, 4/11/2011, MTN(b)	300	299,982
BPCE SA, 144A(a)
0.40%, 5/20/2011	500	499,728
Citigroup Funding, Inc.(a)
0.23%, 4/11/2011	750	749,952
Danske Corp., 144A(a)
0.32%, 4/14/2011	500	499,942
Electricite De France 144A(a)
0.29%, 4/21/2011	1,000	999,839
European Investment Bank(a)
0.25%, 6/24/2011	450	449,738
GDF Suez, 144A(a)
0.23%, 4/11/2011	500	499,968
0.30%, 4/14/2011	500	499,946
General Electric Capital Corp.(a)
0.24%, 4/25/2011	500	499,920
Novartis Securities Investments LIM. 144A
0.22%, 4/11/2011	500	499,969
0.21%, 4/15/2011	500	499,959
Old Line Funding LLC, 144A(a)
0.26%, 6/1/2011	500	499,780
0.25%, 7/1/2011	500	499,684
Phillip Morris International, Inc. 144A(a)
0.18%, 4/4/2011	1,000	999,985
Procter & Gamble Co., (The) 144A(a)
0.20%, 4/18/2011	1,000	999,906
Reckitt Benckiser Tsy, 144A(a)
0.34%, 5/17/2011	400	399,826
Royal Bank of Scotland PLC 144A
0.39%, 5/5/2011	500	499,816
Sanofi Aventis, 144A(a)
0.24%, 6/16/2011	400	399,797
0.34%, 9/13/2011	400	399,377
Straight-A-Funding LLC, 144A(a)
0.25%, 4/1/2011	1,000	1,000,000
Svenska Handelsbanken AB, 144A
0.28%, 7/18/2011	500	499,580
Swedbank AB (a)
0.41%, 4/1/2011	1,000	1,000,000
Toyota Motor Credit Corp.
0.24%, 5/27/2011(a)	750	749,720
Wal-Mart Stores, Inc. 144A
0.20%, 4/12/2011	1,000	999,939

		15,446,274

Other Instruments - Agency Bond - 3.7%
General Electric Capital Corp.,
Gtd., FDIC. Notes, MTN(d)
3.00%, 12/9/2011	500	509,057
Goldman Sachs Group, Inc. (The) Gtd(a)(d)
1.625%, 7/15/2011	1,000	1,003,980

		1,513,037

Other Notes - 1.2%
Bank of America, NA
0.348%, 7/27/2011, MTN(b)	500	500,000

U.S. Government Agencies - 21.3%
Federal Home Loan Bank
0.08%, 4/8/2011(a)	2,000	1,999,969
0.154%, 1/30/2011(b)	500	499,369
0.159%, 7/20/2011(b)	1,000	999,908
0.155%, 7/25/2011(b)	500	499,912
0.155%, 8/25/2011(b)	1,000	999,737
0.218%, 9/26/2011(b)	1,000	1,000,049
Federal Farm Credit Bank
0.144%, 2/22/2011(b)	150	149,850
0.304%, 6/22/2011(b)	150	150,017
Fannie Mae
0.214%, 9/19/2011(b)	500	500,012
Freddie Mac
0.195%, 4/1/2011(a)	500	500,000
0.23%, 4/19/2011(a)	500	499,943
0.214%, 9/19/2011(b)	1,000	1,000,001

		8,798,767

U.S. Tresasury Obligations - 14.5%
U.S. Treasury Bills
0.145%, 6/2/2011(a)	1,000	999,750
0.145%, 9/22/2011(a)	3,000	2,997,898
0.15%, 9/22/2011(a)	1,000	999,275
U.S. Treasury Notes
0.875%, 5/31/2011	500	500,571
0.875%, 1/31/2012	500	502,338

		5,999,832

Repurchase Agreements(c) - 7.5%
Deutsche Bank Securities
0.12%, dated 3/29/2011, due 4/12/2011 in the amount of $1,082,050
(cost $1,082,000; the value of the collateral including accrued interest was $1,103,640)	1,082	1,082,000
Goldman Sachs & Co.
0.16%, dated 3/30/2011, due 4/6/2011 in the amount of $1,000,031
(cost $1,000,000; the value of the collateral including accrued interest was $1,020,000)	1,000	1,000,000
UBS Securities LLC
0.17%, dated 3/31/2011, due 4/7/2011 in the amount of $1,000,033
(cost $1,000,000; the value of the collateral including accrued interest was $1,020,000)	1,000	1,000,000

		3,082,000

Total Investments - 99.9% (Cost: $41,239,948)		$41,239,948

OTHER ASSETS IN EXCESS OF LIBILITIES - 0.1%		44,499

NET ASSETS - 100%		$41,284,447

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corp.
MTN	Medium Term Note

(a)	Percentage quoted represents yield-to-maturity as of the purchase date.
(b)	Indicates a variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.
(c)	Repurchase agreement is collateralized by U.S. Treasury, U.S. Government Agency or FDIC Guaranteed issuances.
(d)	FDIC - Guarantee issued under temporary liquidity guarantee program.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs ( including, but not limited to quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Committee approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such Account securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$5,900,038	$—
Commerical Paper	—	15,446,274	—
Other Instruments - Agency Bond	—	1,513,037
Other Notes	—	500,000	—
Repurchase Agreements	—	3,082,000	—
U.S. Government Agencies	—	8,798,767	—
U.S. Treasury Obligation	—	5,999,832	—

Total	$—	$41,239,948	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Portfolio securities of VCA-11 are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Other information regarding the Account is available in the Account’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.  Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-11

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 23, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 23, 2011

*	Print the name and title of each signing officer under his or her signature.